Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
For Administrative, Disciplinary and Criminal Penalties	$ 5,306	$ 8,162
For Termination Benefits	171,358	133,720
Others	2,570,302	2,087,646
Total	$ 2,746,966	$ 2,229,528